Basis of preparation and significant accounting policies (Details Narrative) € in Thousands				1 Months Ended	12 Months Ended
	Jul. 21, 2026 EUR (€)	Jan. 01, 2026 USD ($)	Jun. 06, 2022 USD ($)	Feb. 28, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€) shares	Sep. 30, 2027 EUR (€)	Dec. 31, 2025 EUR (€) shares	Jan. 31, 2025 USD ($)	Mar. 27, 2024 USD ($)	Jan. 01, 2024 EUR (€)	Jul. 07, 2023 USD ($)	Dec. 31, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
Aggregate amount | $																$ 10,000,000
Consolidated net loss						€ 5,720		€ 15,300
Revenue						14,415		1,605		€ 4,144
Equity line of credit | $				$ 2,600,000									$ 25,000,000
Net current liabilities								9,000				€ 5,800
Total current liabilities												12,200			€ 20,363
Total current assets												6,400			11,323
Net cash used in operating activities						8,226		8,280		9,182
Average monthly cash outflow						700
Cash and cash equivalents								€ 214		€ 1,147		€ 575			€ 1,147		€ 5,239
Percentage of outstanding principal amount					8.00%							8.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Principal amount plus accrued and unpaid interest, percentage					3.00%							3.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Principal amount plus accrued and unpaid interest, percentage					6.00%							6.00%
Eight convertible promissory notes [member]
IfrsStatementLineItems [Line Items]
Aggregate principal and accrued interest					$ 2,561,240							€ 2,400
Eight convertible promissory notes [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Principal amount plus accrued and unpaid interest, percentage					15.00%							15.00%
Percentage of outstanding principal amount					150.00%							150.00%
Eight convertible promissory notes [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Principal amount plus accrued and unpaid interest, percentage					20.00%							20.00%
Percentage of outstanding principal amount					200.00%							200.00%
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $		$ 4,300,000
Additional capital raise | $				$ 2,600,000
Additional funding											€ 2,000
Gross proceeds	€ 1,500
Al Shola Gas [member]
IfrsStatementLineItems [Line Items]
Revenue						16,300
Aggregate principal and accrued interest | $														$ 9,000,000
At the market issuance sales agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate offering price | $			$ 30,000,000
At the market issuance sales agreement [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares sold | shares					347,283			2,345,452		1,103,368		347,283
Proceeds from issue of ordinary shares					$ 2,710,000	2,310	$ 6,400,000	€ 5,900	$ 3,300,000
Other fee and commission expense					$ 60,000.00	€ 50	$ 200,000	€ 200	$ 100,000